CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet

	January 31,	July 31,
	2025	2024

ASSETS
Cash	$11,876	$14,621
Prepaid expense	5,445	1,820
Investment in subsidiaries	687,174	781,661
Total Assets	$704,495	$798,102

LIABILITIES
Accounts payable and other accrued liabilities	166,800	54,000
Payable to subsidiaries	512,416	312,416
Due to related parties	2,271	2,271
Total Liabilities	$169,071	$56,271

Stockholders’ Equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; no shares issued and outstanding as of January 31, 2025 and July 31, 2024	–	–
Series B Preferred stock, $0.0001 par value; 80,000 shares authorized; 80,000 shares issued and outstanding as of January 31, 2025 and July 31, 2024	8	8
Undesignated preferred stock, $0.0001 par value; 19,920,000 shares authorized; no shares issued and outstanding	–	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of January 31, 2025 and July 31, 2024	1,478	1,478
Additional paid-in capital	962,416	962,416
Accumulated deficit	(428,478)	(222,071)
Total Stockholders’ Equity	535,424	741,831

Total Liabilities and Stockholders’ Equity	$704,495	$798,102

Schedule of statement of operations

	For the six months ended January 31,
	2025	2024

EXPENSE:
General and administrative	$(265,185)	$(197,930)

OTHER INCOME
Gain from investment in subsidiaries	31,387	263,279
Other income net	27,391	–
Total other income	58,778	263,279

Net (loss)	$(206,407))	$65,349

Schedule of statement of cash flow

	For the six months ended January 31,
	2025	2024

Cash flows from operating activities:
Net (loss)	$(206,407)	$65,349
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) from investment in subsidiaries	(31,387)	(263,279)
Change in operating assets and liabilities:
Prepaid expense and other assets	(3,625)	1500
Accounts payable and other accrued liabilities	112,799	(7,578)
Net cash (used in) operating activities	(128,620)	(204,008)

Cash flows from financing activities:
Proceeds received from private offerings		433,213
Repayment of operating funds to related party		(178,097)
Operating proceeds from subsidiaries	200,000	–
Deferred offering costs incurred	(74,125)	–
Net cash provided by financing activities	125,875	255,116

Net (decrease) increase in cash and cash equivalents	(2,745)	51,108
Cash and cash equivalents at beginning	14,621	66,553
Cash and cash equivalents at ending	$11,876	$117,661